Matthews Emerging Markets Equity Fund	March 31, 2022

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 89.5%

	Shares	Value

CHINA/HONG KONG: 16.4%
Tencent Holdings, Ltd.	38,000	$1,751,585
AIA Group, Ltd.	109,800	1,146,519
Alibaba Group Holding, Ltd.[b]	82,700	1,128,583
China International Capital Corp., Ltd. H Shares[c,d]	303,200	670,289
Huazhu Group, Ltd. ADR	18,500	610,315
Techtronic Industries Co., Ltd.	33,000	528,709
NARI Technology Co., Ltd. A Shares	105,000	516,449
Midea Group Co., Ltd. A Shares	57,200	510,182
Yum China Holdings, Inc.	11,600	481,864
JD.com, Inc. A Shares[b]	12,102	343,877

Total China/Hong Kong		7,688,372

INDIA: 11.9%
Infosys, Ltd. ADR	62,200	1,548,158
HDFC Bank, Ltd. ADR	20,700	1,269,531
Dabur India, Ltd.	123,021	867,541
ICICI Bank, Ltd. ADR	41,600	787,904
Kotak Mahindra Bank, Ltd.	32,328	742,466
Restaurant Brands Asia, Ltd.[b]	264,537	349,249

Total India		5,564,849

BRAZIL: 9.1%
Banco BTG Pactual SA	203,400	1,112,472
Petroleo Brasileiro SA ADR	67,600	1,000,480
Hapvida Participacoes e Investimentos SAc,d	382,600	951,468
Vale SA ADR	46,600	931,534
Itau Unibanco Holding SA ADR	49,200	280,932

Total Brazil		4,276,886

MEXICO: 8.6%
Prologis Property Mexico SA de CV, REIT	399,398	1,042,772
GCC SAB de CV	130,600	941,647
Grupo Financiero Banorte SAB de CV Class O	120,100	903,014
Grupo Aeroportuario del Sureste SAB de CV ADR	3,500	775,600
Becle SAB de CV	157,300	387,121

Total Mexico		4,050,154

TAIWAN: 7.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	177,000	3,630,893

Total Taiwan		3,630,893

VIETNAM: 6.2%
FPT Corp.	389,348	1,819,440
Military Commercial Joint Stock Bank[b]	455,480	653,601
Sai Gon Cargo Service Corp.	59,400	420,264

Total Vietnam		2,893,305

SINGAPORE: 5.2%
Capitaland Investment, Ltd.[b]	558,000	1,634,982
TDCX, Inc. ADR[b]	64,100	778,815

Total Singapore		2,413,797

ZAMBIA: 4.0%
First Quantum Minerals, Ltd.	54,500	1,886,782

Total Zambia		1,886,782

	Shares	Value

SOUTH KOREA: 3.4%
LG Chem Ltd.	1,451	$634,039
Kia Corp.	9,058	548,626
Doosan Bobcat, Inc.	12,599	400,399

Total South Korea		1,583,064

PHILIPPINES: 3.0%
Ayala Land, Inc.	1,116,200	753,655
Wilcon Depot, Inc.	1,291,800	674,048

Total Philippines		1,427,703

UNITED STATES: 3.0%
Lam Research Corp.	1,500	806,415
Globant SAb	2,200	576,554

Total United States		1,382,969

FRANCE: 2.3%
Pernod Ricard SA	2,773	609,259
LVMH Moet Hennessy Louis Vuitton SE	673	480,387

Total France		1,089,646

INDONESIA: 2.0%
PT Bank Rakyat Indonesia Persero	1,832,500	591,870
PT Avia Avian Tbk[b]	6,672,600	362,376

Total Indonesia		954,246

ISRAEL: 1.6%
Nice, Ltd. ADR[b]	3,500	766,500

Total Israel		766,500

AUSTRALIA: 1.3%
Woodside Petroleum, Ltd.	24,531	589,515

Total Australia		589,515

QATAR: 1.2%
Qatar National Bank QPSC	90,510	571,990

Total Qatar		571,990

NETHERLANDS: 1.0%
Heineken NV	4,934	471,838

Total Netherlands		471,838

CANADA: 0.6%
Parex Resources, Inc.	12,500	256,469

Total Canada		256,469

THAILAND: 0.5%
CP ALL Public Co., Ltd.	122,900	239,436

Total Thailand		239,436

ARGENTINA: 0.5%
MercadoLibre, Inc.[b]	200	237,896

Total Argentina		237,896

RUSSIA: 0.0%
LUKOIL PJSC ADR[e]	18,010	6,484
TCS Group Holding PLC GDR[d,e]	3,865	6,170

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Matthews Emerging Markets Equity Fund	March 31, 2022

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

Novatek PJSC GDR[d,e]	6,184	$2,010
Sberbank of Russia PJSC ADR[e]	32,077	728

Total Russia		15,392

TOTAL COMMON EQUITIES		41,991,702
(Cost $44,332,785)

PREFERRED EQUITIES: 6.2%

SOUTH KOREA: 6.2%
Samsung Electronics Co., Ltd., Pfd.	55,795	2,891,043

Total South Korea		2,891,043

TOTAL PREFERRED EQUITIES		2,891,043
(Cost $3,029,213)

TOTAL INVESTMENTS: 95.7%		44,882,745
(Cost $47,361,998)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.3%		2,020,538

NET ASSETS: 100.0%		$46,903,283

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2022, the aggregate value is $1,621,757, which is 3.46% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $15,392 and 0.03% of net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Pfd.	Preferred

PJSC	Public Joint Stock Co.

QPSC	Qatari Public Shareholding Co.

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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